Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Value Portfolio
September 30, 2025
VIPVAL-NPRT3-1125
1.808786.121
Common Stocks - 99.0%
	Shares	Value ($)
CANADA - 4.0%
Consumer Discretionary - 1.1%
Textiles, Apparel & Luxury Goods - 1.1%
Gildan Activewear Inc (a)	110,682	6,394,218
Energy - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Canadian Natural Resources Ltd	145,966	4,667,304
Imperial Oil Ltd	83,391	7,561,335
		12,228,639
Materials - 0.8%
Chemicals - 0.8%
Methanex Corp (United States)	112,729	4,482,105
TOTAL CANADA		23,104,962
HONG KONG - 0.8%
Financials - 0.8%
Insurance - 0.8%
Prudential PLC	324,600	4,544,310
Prudential PLC rights (b)(c)	324,600	25,173

TOTAL HONG KONG		4,569,483
PORTUGAL - 0.6%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Galp Energia SGPS SA	199,000	3,761,539
PUERTO RICO - 1.1%
Financials - 1.1%
Banks - 1.1%
Popular Inc	50,700	6,439,407
SPAIN - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Cellnex Telecom SA (d)(e)	65,500	2,268,750
SWITZERLAND - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
UBS Group AG	77,469	3,163,767
UNITED KINGDOM - 1.1%
Health Care - 1.1%
Pharmaceuticals - 1.1%
Astrazeneca PLC ADR	87,134	6,684,920
UNITED STATES - 90.5%
Communication Services - 5.1%
Interactive Media & Services - 4.3%
Alphabet Inc Class A	64,700	15,728,570
Meta Platforms Inc Class A	8,641	6,345,778
ZoomInfo Technologies Inc (c)	300,300	3,276,273
		25,350,621
Media - 0.8%
Nexstar Media Group Inc (a)	22,900	4,528,246
TOTAL COMMUNICATION SERVICES		29,878,867

Consumer Discretionary - 9.6%
Hotels, Restaurants & Leisure - 0.7%
Hilton Grand Vacations Inc (c)	100,662	4,208,678
Household Durables - 2.7%
PulteGroup Inc	36,200	4,783,106
Somnigroup International Inc	68,193	5,750,716
TopBuild Corp (c)	13,100	5,120,266
		15,654,088
Leisure Products - 1.5%
BRP Inc Subordinate Voting Shares	53,500	3,252,978
Hasbro Inc	70,100	5,317,085
		8,570,063
Specialty Retail - 4.7%
Bath & Body Works Inc	182,000	4,688,320
Lithia Motors Inc Class A	14,528	4,590,848
Murphy USA Inc	11,800	4,581,468
Penske Automotive Group Inc (a)	20,600	3,582,546
Signet Jewelers Ltd (a)	70,000	6,714,401
Upbound Group Inc	150,634	3,559,481
		27,717,064
TOTAL CONSUMER DISCRETIONARY		56,149,893

Consumer Staples - 5.2%
Beverages - 2.3%
Constellation Brands Inc Class A	31,400	4,228,638
Keurig Dr Pepper Inc	184,054	4,695,218
Primo Brands Corp Class A	203,900	4,506,190
		13,430,046
Consumer Staples Distribution & Retail - 0.6%
Dollar Tree Inc (c)	39,300	3,708,740
Food Products - 2.3%
Bunge Global SA	58,406	4,745,488
Darling Ingredients Inc (c)	150,838	4,656,369
Ingredion Inc	30,900	3,773,199
		13,175,056
TOTAL CONSUMER STAPLES		30,313,842

Energy - 4.9%
Oil, Gas & Consumable Fuels - 4.9%
Core Natural Resources Inc	62,445	5,212,909
Exxon Mobil Corp	129,908	14,647,127
Phillips 66	34,600	4,706,292
Targa Resources Corp	23,263	3,897,483
		28,463,811
Financials - 18.8%
Banks - 6.0%
East West Bancorp Inc	95,456	10,161,291
First Citizens BancShares Inc/NC Class A	4,325	7,738,117
Wells Fargo & Co	201,062	16,853,017
		34,752,425
Capital Markets - 2.7%
Ameriprise Financial Inc	9,810	4,819,163
LPL Financial Holdings Inc	17,548	5,838,044
Raymond James Financial Inc	31,290	5,400,654
		16,057,861
Consumer Finance - 1.7%
OneMain Holdings Inc	109,240	6,167,690
SLM Corp	140,800	3,897,344
		10,065,034
Financial Services - 5.1%
Apollo Global Management Inc	59,746	7,962,349
Global Payments Inc	48,973	4,068,677
Mr Cooper Group Inc	18,200	3,836,378
NCR Atleos Corp (c)	114,994	4,520,414
PennyMac Financial Services Inc	36,200	4,484,456
WEX Inc (c)	28,600	4,505,358
		29,377,632
Insurance - 3.3%
First American Financial Corp	22,178	1,424,714
Reinsurance Group of America Inc	38,735	7,442,156
Travelers Companies Inc/The	37,271	10,406,809
		19,273,679
TOTAL FINANCIALS		109,526,631

Health Care - 12.0%
Biotechnology - 1.3%
Gilead Sciences Inc	67,734	7,518,474
Health Care Equipment & Supplies - 1.8%
Baxter International Inc	120,700	2,748,339
Lantheus Holdings Inc (c)	62,100	3,185,109
QuidelOrtho Corp (a)(c)	149,400	4,399,830
		10,333,278
Health Care Providers & Services - 5.1%
Acadia Healthcare Co Inc (a)(c)	188,522	4,667,805
CVS Health Corp	152,952	11,531,052
Humana Inc	25,900	6,738,403
Molina Healthcare Inc (c)	36,904	7,061,949
		29,999,209
Life Sciences Tools & Services - 1.0%
ICON PLC (c)	32,200	5,635,000
Pharmaceuticals - 2.8%
GSK PLC ADR	252,292	10,888,923
Merck & Co Inc	68,589	5,756,674
		16,645,597
TOTAL HEALTH CARE		70,131,558

Industrials - 14.1%
Air Freight & Logistics - 1.8%
FedEx Corp	19,869	4,685,309
GXO Logistics Inc (c)	108,400	5,733,276
		10,418,585
Building Products - 1.1%
Builders FirstSource Inc (c)	30,471	3,694,609
UFP Industries Inc	30,000	2,804,700
		6,499,309
Commercial Services & Supplies - 1.3%
Brink's Co/The	43,718	5,108,885
Driven Brands Holdings Inc (a)(c)	147,500	2,376,225
		7,485,110
Electrical Equipment - 0.9%
Regal Rexnord Corp	34,994	5,019,538
Ground Transportation - 2.4%
Ryder System Inc	17,700	3,338,928
Saia Inc (a)(c)	13,100	3,921,617
U-Haul Holding Co Class N	74,426	3,788,283
XPO Inc (c)	24,919	3,221,279
		14,270,107
Machinery - 3.0%
Allison Transmission Holdings Inc	59,454	5,046,456
CNH Industrial NV Class A	219,000	2,376,150
Gates Industrial Corp PLC (c)	171,300	4,251,666
Oshkosh Corp	44,000	5,706,800
		17,381,072
Professional Services - 2.3%
Amentum Holdings Inc (a)(c)	165,700	3,968,515
Concentrix Corp (a)	58,028	2,677,992
First Advantage Corp (a)(c)	191,500	2,947,185
KBR Inc	81,500	3,854,135
		13,447,827
Trading Companies & Distributors - 1.3%
Herc Holdings Inc (a)	30,100	3,511,466
Wesco International Inc	19,423	4,107,965
		7,619,431
TOTAL INDUSTRIALS		82,140,979

Information Technology - 7.3%
Electronic Equipment, Instruments & Components - 2.4%
Arrow Electronics Inc (c)	61,793	7,476,953
Avnet Inc	127,200	6,650,016
		14,126,969
Semiconductors & Semiconductor Equipment - 2.5%
First Solar Inc (c)	33,400	7,365,702
ON Semiconductor Corp (c)	141,700	6,987,227
		14,352,929
Software - 0.6%
NCR Voyix Corp (a)(c)	321,897	4,039,807
Technology Hardware, Storage & Peripherals - 1.8%
Western Digital Corp	85,500	10,265,130
TOTAL INFORMATION TECHNOLOGY		42,784,835

Materials - 3.2%
Chemicals - 0.7%
Mosaic Co/The	112,500	3,901,500
Construction Materials - 0.3%
James Hardie Industries PLC (c)	116,655	2,240,943
Containers & Packaging - 1.1%
Smurfit WestRock PLC	144,895	6,168,180
Metals & Mining - 1.1%
Constellium SE (c)	211,900	3,153,072
Reliance Inc	12,000	3,369,960
		6,523,032
TOTAL MATERIALS		18,833,655

Real Estate - 5.0%
Health Care REITs - 2.6%
Ventas Inc	100,817	7,056,182
Welltower Inc	45,300	8,069,742
		15,125,924
Industrial REITs - 1.6%
EastGroup Properties Inc	27,200	4,603,872
Prologis Inc	42,707	4,890,806
		9,494,678
Residential REITs - 0.8%
Sun Communities Inc	37,360	4,819,439
TOTAL REAL ESTATE		29,440,041

Utilities - 5.3%
Electric Utilities - 3.4%
Constellation Energy Corp	18,696	6,152,293
Evergy Inc	54,200	4,120,284
Eversource Energy	68,900	4,901,546
PG&E Corp	308,164	4,647,113
		19,821,236
Independent Power and Renewable Electricity Producers - 0.8%
AES Corp/The	368,356	4,847,565
Multi-Utilities - 1.1%
Sempra	69,115	6,218,968
TOTAL UTILITIES		30,887,769

TOTAL UNITED STATES		528,551,881
TOTAL COMMON STOCKS (Cost $465,693,132)		578,544,709

Money Market Funds - 4.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.21	2,726,257	2,726,803
Fidelity Securities Lending Cash Central Fund (f)(g)	4.19	22,493,776	22,496,026
TOTAL MONEY MARKET FUNDS (Cost $25,222,828)			25,222,829

TOTAL INVESTMENT IN SECURITIES - 103.3% (Cost $490,915,960)	603,767,538
NET OTHER ASSETS (LIABILITIES) - (3.3)%	(19,209,789)
NET ASSETS - 100.0%	584,557,749

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Non-income producing.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,268,750 or 0.4% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,268,750 or 0.4% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $10,695,599.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,521,796	73,888,148	76,683,176	118,846	35	-	2,726,803	2,726,257	0.0%
Fidelity Securities Lending Cash Central Fund	9,677,157	211,657,522	198,838,653	12,485	-	-	22,496,026	22,493,776	0.1%
Total	15,198,953	285,545,670	275,521,829	131,331	35	-	25,222,829

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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